American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
October 31, 2019

One Choice Portfolio: Moderate - Schedule of Investments
OCTOBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.0%
Core Equity Plus Fund Investor Class	4,205,793	60,311,075
Equity Growth Fund Investor Class	5,638,435	183,136,359
Focused Dynamic Growth Fund Investor Class(2)	45,232	1,305,841
Growth Fund Investor Class	3,981,394	142,533,891
Heritage Fund Investor Class	4,320,549	93,928,727
Large Company Value Fund Investor Class	13,665,093	144,440,037
Mid Cap Value Fund Investor Class	7,098,327	114,850,933
NT Disciplined Growth Fund Investor Class	3,190,151	40,387,313
Small Cap Growth Fund Investor Class	52,751	925,260
Small Cap Value Fund Investor Class	120,820	914,607
Small Company Fund Investor Class	3,047,553	40,684,836
Sustainable Equity Fund Investor Class	213,520	6,491,010
		829,909,889
Domestic Fixed Income Funds — 22.9%
Diversified Bond Fund Investor Class	24,462,419	269,575,860
Inflation-Adjusted Bond Fund Investor Class	8,038,918	94,457,287
NT High Income Fund Investor Class	5,051,876	48,498,005
Short Duration Inflation Protection Bond Fund Investor Class	1,825,702	18,804,733
		431,335,885
International Equity Funds — 20.1%
Emerging Markets Fund Investor Class	6,314,968	71,611,737
International Growth Fund Investor Class	9,034,273	109,134,020
NT Global Real Estate Fund Investor Class	3,494,839	40,470,232
NT International Small-Mid Cap Fund Investor Class	3,918,436	40,634,181
NT International Value Fund Investor Class	7,770,923	69,860,595
NT Non-U.S. Intrinsic Value Fund Investor Class	4,558,394	47,771,974
		379,482,739
International Fixed Income Funds — 9.2%
Emerging Markets Debt Fund Investor Class	3,804,665	39,796,791
Global Bond Fund Investor Class	9,043,753	94,416,782
International Bond Fund Investor Class	2,905,887	38,299,592
		172,513,165
Money Market Funds — 3.8%
U.S. Government Money Market Fund Investor Class	72,272,057	72,272,057
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,541,869,749)		1,885,513,735
OTHER ASSETS AND LIABILITIES†		11,599
TOTAL NET ASSETS — 100.0%		$1,885,525,334

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2019 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Core Equity Plus Fund	$64,137	$2,098	$3,320	$(2,604)	$60,311	4,206	$136	$2,098
Equity Growth Fund	185,902	441	3,830	623	183,136	5,638	638	441
Focused Dynamic Growth Fund(3)	—	1,299	—	7	1,306	45	—	—
Growth Fund	144,506	317	3,341	1,052	142,534	3,981	127	—
Heritage Fund	97,324	—	378	(3,017)	93,929	4,321	31	—
Large Company Value Fund	153,288	1,203	12,624	2,573	144,440	13,665	801	591
Mid Cap Value Fund	115,915	410	4,235	2,761	114,851	7,098	(369)	410
NT Disciplined Growth Fund	40,491	—	311	207	40,387	3,190	80	—
Small Cap Growth Fund	—	928	—	(3)	925	53	—	—
Small Cap Value Fund	—	928	—	(13)	915	121	—	—
Small Company Fund	42,423	112	1,747	(103)	40,685	3,048	(112)	112
Sustainable Equity Fund	—	6,495	—	(4)	6,491	214	—	—
Diversified Bond Fund	271,587	3,395	9,246	3,840	269,576	24,462	198	1,698
Inflation-Adjusted Bond Fund	93,822	—	177	812	94,457	8,039	(4)	—
NT High Income Fund	48,188	661	—	(351)	48,498	5,052	—	661
Short Duration Inflation Protection Bond Fund	18,750	—	—	55	18,805	1,826	—	—
Emerging Markets Fund	69,844	—	—	1,768	71,612	6,315	—	—
International Growth Fund	105,430	—	—	3,704	109,134	9,034	—	—
NT Global Real Estate Fund	40,031	—	2,888	3,327	40,470	3,495	317	—
NT International Small-Mid Cap Fund	39,819	—	217	1,032	40,634	3,918	(50)	—
NT International Value Fund	64,299	4,044	—	1,518	69,861	7,771	—	—
NT Non-U.S. Intrinsic Value Fund	44,991	—	—	2,781	47,772	4,558	—	—
Emerging Markets Debt Fund	39,779	390	525	153	39,797	3,805	(2)	403
Global Bond Fund	95,014	—	1,653	1,056	94,417	9,044	57	—
International Bond Fund	37,834	—	—	465	38,299	2,906	—	—
U.S. Government Money Market Fund	71,972	300	—	—	72,272	72,272	—	300
	$1,885,346	$23,021	$44,492	$21,639	$1,885,514	208,077	$1,848	$6,714

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.